PROPERTY, PLANT AND EQUIPMENT (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning balance	R$ 30,426,023	R$ 27,927,458	R$ 27,927,458
Cost	66,014,386	61,812,399	55,944,016
Accumulated depreciation	(32,095,217)	(31,386,376)	(28,016,558)
Effect of foreign exchange differences	5,754	158,809
Acquisitions	6,005,225	5,537,624
Capitalized interest	403,302	206,764
Write-offs	(102,480)	(61,519)
Depreciation	(3,956,155)	(3,569,241)
Transfer between groups - intangible assets, investment property and inventory (1)	(113,412)	(75,189)
Right of use - Remeasurement	244,543	285,533
Others	(12,102)	15,784
Acquisition of stakes in subsidiaries	1,018,472
Property plant and equipment, ending balance	33,919,169	30,426,023	27,927,458
Land [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning balance	592,716	525,307	525,307
Cost	629,025	592,716	525,307
Effect of foreign exchange differences	8,772	9,943
Acquisitions	11,171	1,105
Transfers to other asset categories	6,952	57,087
Transfer between groups - intangible assets, investment property and inventory (1)		(726)
Acquisition of stakes in subsidiaries	9,414
Property plant and equipment, ending balance	629,025	592,716	525,307
Buildings [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning balance	4,772,512	4,532,319	4,532,319
Cost	10,287,766	9,664,220	9,110,694
Accumulated depreciation	(5,413,957)	(4,891,708)	(4,578,375)
Effect of foreign exchange differences	(1,184)	14,711
Acquisitions	36,813	19,464
Write-offs	(6,141)
Depreciation	(347,648)	(290,195)
Transfers to other asset categories	274,578	464,518
Others		31,695
Acquisition of stakes in subsidiaries	144,879
Property plant and equipment, ending balance	4,873,809	4,772,512	4,532,319
Machinery [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning balance	17,969,066	17,419,522	17,419,522
Cost	43,130,128	43,110,825	39,597,174
Accumulated depreciation	(24,673,210)	(25,141,759)	(22,177,652)
Effect of foreign exchange differences	(5,886)	209,148
Acquisitions	379,302	147,439
Write-offs	(69,999)	(22,978)
Depreciation	(3,184,112)	(2,981,703)
Transfers to other asset categories	3,308,081	3,197,335
Transfer between groups - intangible assets, investment property and inventory (1)	(34,100)
Others	(207)	303
Acquisition of stakes in subsidiaries	94,773
Property plant and equipment, ending balance	18,456,918	17,969,066	17,419,522
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning balance	105,055	45,917	45,917
Cost	385,341	372,094	297,916
Accumulated depreciation	(294,289)	(267,039)	(251,999)
Effect of foreign exchange differences	(2,682)	2,991
Acquisitions	11,464	9,562
Write-offs	(16)	(19)
Depreciation	(19,799)	(11,689)
Transfers to other asset categories	(4,646)	58,293
Acquisition of stakes in subsidiaries	1,676
Property plant and equipment, ending balance	91,052	105,055	45,917
Construction in progress [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning balance	5,881,336	4,425,130	4,425,130
Cost	7,947,457	5,881,336	4,425,130
Effect of foreign exchange differences	14,549	(93,527)
Acquisitions	5,296,362	5,313,404
Capitalized interest	403,302	206,764
Write-offs	(14,714)	(37,463)
Transfers to other asset categories	(3,589,738)	(3,839,459)
Transfer between groups - intangible assets, investment property and inventory (1)	(45,190)	(73,625)
Others		(19,888)
Acquisition of stakes in subsidiaries	1,550
Property plant and equipment, ending balance	7,947,457	5,881,336	4,425,130
Right Of Use [Member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning balance	756,814	674,786	674,786
Cost	1,711,164	1,269,089	1,126,977
Accumulated depreciation	(752,148)	(512,275)	(452,191)
Effect of foreign exchange differences	(4,027)	14,627
Acquisitions	72,305	14,117
Write-offs	(10,707)	(855)
Depreciation	(283,840)	(231,394)
Right of use - Remeasurement	244,543	285,533
Acquisition of stakes in subsidiaries	183,929
Property plant and equipment, ending balance	959,016	756,814	674,786
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning balance	348,524	304,477	304,477
Cost	1,923,505	922,119	860,818
Accumulated depreciation	(961,613)	(573,595)	(556,341)
Effect of foreign exchange differences	(3,788)	916
Acquisitions	197,808	32,533
Write-offs	(903)	(204)
Depreciation	(120,756)	(54,260)
Transfers to other asset categories	4,773	62,226
Transfer between groups - intangible assets, investment property and inventory (1)	(34,122)	(838)
Others	(11,895)	3,674
Acquisition of stakes in subsidiaries	582,251
Property plant and equipment, ending balance	R$ 961,892	R$ 348,524	R$ 304,477